Contents of Significant Accounts - Sensitivity Analysis (Detail) - TWD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease (increase) in defined benefit obligation due to 0.5% increase in actuarial assumptions	$ 226,798	$ 235,666
Decrease (increase) in defined benefit obligation due to 0.5% decrease in actuarial assumptions		$ (251,131)
Percentage increase in actuarial assumptions	0.50%	0.50%
Percentage decrease in actuarial assumptions	0.50%	0.50%
Rate of future salary increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease (increase) in defined benefit obligation due to 0.5% increase in actuarial assumptions	$ (204,390)	$ (215,694)
Decrease (increase) in defined benefit obligation due to 0.5% decrease in actuarial assumptions	$ 195,078	$ 205,388
Percentage increase in actuarial assumptions	0.50%	0.50%
Percentage decrease in actuarial assumptions	0.50%	0.50%